PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 2,615
2017	2,644
2018	2,753
2019	2,846
2020	3,010
Years 2021-2025	15,676
Defined Benefit Plan Expected Future Benefit Payments	29,544
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	182
2017	189
2018	200
2019	198
2020	207
Years 2021-2025	1,149
Defined Benefit Plan Expected Future Benefit Payments	$ 2,125